CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue
Products Sales - rebar	$ 155,477	$ 2,408	$ 175,162	$ 4,626	$ 7,161	$ 3,892
Total Cost of goods sold	176,994	919	194,687	3,065	4,487	105,010
Gross (loss) profit	(21,517)	1,489	(19,525)	1,561	2,674	(101,118)
OPERATING EXPENSES
Professional fees	382,233	127,294	575,320	290,168	438,749	341,906
Payroll, taxes and benefits	301,732	107,284	856,530	507,170	837,348	865,828
Consulting	173,050	71,260	403,675	170,198	270,525	219,326
General and administrative	775,941	402,217	2,309,878	903,279	1,408,948	2,483,226
Loss on inventory obsolescence					33,062
Total operating expenses	1,632,956	708,055	4,145,403	1,870,815	2,988,632	3,910,286
NET LOSS FROM OPERATIONS	(1,654,473)	(706,566)	(4,164,928)	(1,869,254)	(2,985,958)	(4,011,404)
OTHER INCOME (EXPENSE)
Gain on sale of asset					40,838
Loss on extinguishment of debt		(63,914)	(6,743,015)	(62,934)	(56,948)
Loan forgiveness			124,143
Gain on settlement of legal contingency	94,127	40,838	438,649	40,838
Miscellaneous income				70,817	70,817	4,469
Gain on settlement of payable	8,131	292,112	8,131	292,112	293,678	201,617
Impairment of fixed assets						(1,478)
Interest expense	(120,070)	(550,094)	(325,944)	(801,925)	(898,257)	(113,076)
Total other expense	(17,812)	(281,058)	(6,498,036)	(461,092)	(549,872)	91,532
NET LOSS FROM OPERATIONS					(3,535,830)	(3,919,872)
Deemed dividends					(663,501)	(388,932)
NET LOSS	$ (1,672,285)	$ (987,624)	$ (10,662,964)	$ (2,330,346)	$ (4,199,331)	$ (4,308,804)
Net loss per share - basic and diluted	$ (0.007)	$ (0.005)	$ (0.046)	$ (0.011)	$ (0.017)	$ (0.021)
Weighted average number of shares outstanding - basic and diluted	238,136,804	213,142,631	233,829,833	207,868,768	209,163,821	186,607,492